Long-Term Debt - Additional Information (Detail) - 4.24% Secured Promissory Note Due 2022 [Member]	12 Months Ended
Dec. 31, 2015
Debt Instrument [Line Items]
Loan term after conversion	7 years
Percentage of remaining outstanding principal amount	30.00%
Maturity date	May 31, 2022
Prepayment Premium After First Anniversary Date [Member] | EL Dorado Ammonia L.L.C [Member]
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage to be paid	1.114%
Prepayment Premium Month Prior to Maturity Date [Member] | EL Dorado Ammonia L.L.C [Member]
Debt Instrument [Line Items]
Debt instrument prepayment premium percentage to be paid	0.031%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	4.00%
Debt instrument term	The interest rate is based on the monthly LIBOR rate plus 4.0%